Segment Disclosures and Concentration (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Revenues by country
The Company’s revenues and total property and equipment, by country, are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Revenue:
United States	$1,148,850	$1,685,274	$1,874,589
United Kingdom	347,292	421,252	466,202
Japan	211,658	250,733	174,120
Greater China (1)	—	206,261	228,537
Other foreign countries(2)	862,327	852,345	715,144
Total revenue	$2,570,127	$3,415,865	$3,458,592

Property and equipment by country	The Company’s revenues and total property and equipment, by country, are as follows:

	December 31,
(Amounts in thousands)	2021	2020
Property and equipment:
United States	$4,035,613	$4,752,834
United Kingdom	876,822	1,020,575
Japan	486,525	525,046
Other foreign countries(2)	2,025,822	2,288,306
Total property and equipment	$7,424,782	$8,586,761

(1) The amounts for Greater China relate solely to the consolidated amounts of ChinaCo, which was deconsolidated on October 2, 2020.
(2) No other individual countries exceed 10% of our revenues or property and equipment.